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               VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
                     SUPPLEMENT DATED MARCH 9, 1998 TO THE
                 PROSPECTUS DATED APRIL 30, 1997, AS PREVIOUSLY
                SUPPLEMENTED ON APRIL 30, 1997 AND JULY 11, 1997

    The paragraphs under the section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" relating to the Asset Allocation Portfolio, the Emerging Growth Portfolio, the Enterprise Portfolio and the Growth and Income Portfolio are hereby amended and restated to reflect certain assistant portfolio managers:

    John Cuniff is responsible for allocating the Asset Allocation Portfolio's assets between the equity and fixed-income categories in which the Portfolio invests. The Asset Allocation Portfolio's equity investments are managed by a management team headed by B. Robert Baker. Mr. Baker has been primarily responsible for managing the Asset Allocation Portfolio's equity investments. Jason Leder and Edie Terreson are responsible as co-managers for the day-to-day management of the Portfolio's equity investments. Tom Copper manages the Asset Allocation Portfolio's fixed income investments. Mr. Cuniff has managed the Portfolio's investment portfolio since March 1996, Mr. Baker has managed the Portfolio's investment portfolio since May 1994 and Mr. Copper has managed the Portfolio's investment portfolio since August 1995. Mr. Cuniff has been Vice President, Director of Equity Research with the Adviser since October 1995. Prior to that he was a portfolio manager with Templeton Quantitative Advisors, a subsidiary of the Franklin Group. Mr. Baker has been Vice President and Portfolio Manager of the Adviser since June 1995. Prior to that he was Associate Portfolio Manager of the Adviser. Mr. Leder has been Assistant Vice President of the Adviser since October 1996. Prior to that he was Associate Portfolio Manager of the Adviser. Prior to February 1995, he was a Securities Analyst with Salomon Brothers, Inc. Prior to August 1992, he was a Securities Analyst with Fidelity Management and Research. Ms. Terreson has been Assistant Vice President of the Adviser since December 1997. Prior to that she was Associate Portfolio Manager of the Adviser. Prior to March 1997, she was a Securities Analyst and Associate Portfolio Manager with Delaware Investment Advisers. Prior to May 1996, she was a Securities Analyst and Associate Portfolio Manager with J.W. Seligman & Co. Mr. Copper has been Associate Portfolio Manager of the Adviser since January 1992.

    The Emerging Growth Portfolio is managed by a management team headed by Gary
M. Lewis. Mr. Lewis has been primarily responsible for managing the Portfolio's investment portfolio since its inception. Mr. Lewis has been Senior Vice President and Portfolio Manager of the Adviser since October 1995. Prior to that Mr. Lewis was Vice President and Portfolio Manager of the Adviser. Dudley Brickhouse, David Walker and Janet Willis are responsible as co-managers for the
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day-to-day management of the Emerging Growth Portfolio's investment portfolio.
Mr. Brickhouse has been an Associate Portfolio Manager of the Adviser since September 1997. Prior to that Mr. Brickhouse was with NationsBank Investment Management. Mr. Walker has been Assistant Vice President of the Adviser since June 1995. Prior to that Mr. Walker was a Quantitative Analyst of the Adviser. Ms. Willis has been an Assistant Vice President of the Adviser since December 1997. Prior to that Ms. Willis was Associate Portfolio Manager of the Adviser. Prior to July 1995, Ms. Willis was with AIM Capital Management, Inc.

    The Enterprise Portfolio is managed by a management team headed by Jeff New. Mr. New has been primarily responsible for managing the Fund's investment portfolio since March 1996. Mr. New has been Vice President and Portfolio Manager of the Adviser since 1994 and of Advisory Corp. since June 1995. Prior to that Mr. New was Associate Portfolio Manager of the Adviser. Evan Harrel and Michael Davis are responsible as co-managers for the day-to-day management of the Fund's investment portfolio. Mr. Harrel has been Vice President of the Adviser and Advisory Corp. since October 1996. Prior to that Mr. Harrel was Associate Portfolio Manager of the Adviser. Prior to May 1994, Mr. Harrel was a Vice President with Fayez Sarofim and Co. Mr. Davis has been Vice President and Portfolio Manager of the Adviser and Advisory Corp. since March 1998. Prior to that Mr. Davis was the owner of Davis Equity, a stock research company.

    The Growth and Income Portfolio is managed by a management team headed by James A. Gilligan. Bret Stanley and Scott Carroll are responsible as co-managers for the day-to-day management of the Growth and Income Portfolio's investment portfolio. Mr. Gilligan and Mr. Stanley have been responsible for managing the Portfolio's investment portfolio since its inception. Mr. Gilligan has been Senior Vice President and Portfolio Manager of the Adviser since September 1995. Prior to that Mr. Gilligan was Vice President and Portfolio Manager of the Adviser. Mr. Stanley has been Assistant Vice President of the Adviser since January 1995. Prior to that Mr. Stanley was a Portfolio Manager with Gulf Investment Management. Mr. Carroll has been Associate Portfolio Manager of the Adviser since December 1996. Prior to that Mr. Carroll was an Equity Analyst with Lincoln Capital Management Company. Prior to September 1992, Mr. Carroll was a Senior Internal Auditor with Pittway Corporation.